RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions and Balances
	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Managements fees - included in General and administrative	402	430	343
Assets – Due from related party	81	-	-